Ownership Percentages and Carrying Value Principal Equity Method Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Unrealized Gains on Equity Securities	$ 63	$ 65
Sales to equity method investees	$ 65	$ 104
Equity method investment difference between carrying amount and underlying Equity accounting treatment weighted average amortization period	8 years
LG Magna e-Powertrain Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 188